Retirement Benefit Plans - Summary of Actuarial Assumption Sensitivities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ (483)	£ (550)
Description of changes in methods and assumptions	25 bps increase
Actuarial Assumption of Expected Rates of Inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 350	365
Description of changes in methods and assumptions	25 bps increase
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of changes in methods and assumptions	25 bps increase
Actuarial Assumption of Expected Rates of Mortality [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase decrease in defined benefit obligation	£ 335	£ 367
Description of changes in methods and assumptions	Each additional year of longevity assumed